Intangible Assets, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Line Items]
Software developer amount			$ 178,553
Software amount		$ 241,169
Amortized period	5 years
Artificial Intelligence Trading Platform [Member]
Intangible Assets, Net [Line Items]
Deposits by company	$ 1,482,439
construction of interactive virtual environment and development of virtual reality [Member]
Intangible Assets, Net [Line Items]
Deposits by company	611,520
3D Simulation Scenarios [Member]
Intangible Assets, Net [Line Items]
Deposits by company	$ 382,200